Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Accrued Expenses and Other Liabilities [Abstract]
Schedule of accrued expenses and other liabilities
	December 31,
	2014	2013

Government authorities	$12	$149
Professional services	98	100
Tax accruals	77	77
Other	49	80

	$236	$406